SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	2010		2011		2012
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$8,742	$13	$8,694	$34	$9,023	$37
Europe and the Middle East	802	87	714	59	969	33
Asia Pacific	765	6	263	—	291	—
South America	—	—	—	—	430	—
	$10,309	$106	$9,671	$93	$10,713	$70